                             THE VANTAGEPOINT FUNDS
             VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND
              VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND
               VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND
              VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

   Supplement dated February 24, 2006 to the Prospectus dated May 1, 2005, as amended
 January 25, 2006, January 4, 2006, October 6, 2005, June 30, 2005, and May 23,
                                      2005

     This supplement changes disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

Vantagepoint Investment Advisers, LLC, the investment adviser to the Vantagepoint Model Portfolio Funds, has approved certain allocation changes to the above listed funds effective February 24, 2006.

             VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND

The following information replaces the first sentence found under the section "Principal Investment Strategies" on page 31:

PRINCIPAL INVESTMENT STRATEGIES -- To seek to invest 60% of the Fund's assets in fixed income funds and 40% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Short-Term Bond Fund                                              30%
Core Bond Index Fund                                              30%
Equity Income Fund                                               9.5%
Growth & Income Fund                                             9.5%
Growth Fund                                                      7.5%
Aggressive Opportunities Fund                                      5%
International Fund                                               8.5%

              VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND

The following information replaces the first sentence found under the section "Principal Investment Strategies" on page 33:

PRINCIPAL INVESTMENT STRATEGIES -- To seek to invest 40% of the Fund's assets in fixed income funds and 60% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Short-Term Bond Fund                                              20%
Core Bond Index Fund                                              20%
Equity Income Fund                                                 9%
Growth & Income Fund                                              14%
Growth Fund                                                       14%
Aggressive Opportunities Fund                                     10%
International Fund                                                13%

               VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND

The following information replaces the first sentence found under the section "Principal Investment Strategies" on page 35:

PRINCIPAL INVESTMENT STRATEGIES -- To seek to invest 20% of the Fund's assets in fixed income funds and 80% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Core Bond Index Fund                                                20%
Equity Income Fund                                                11.5%
Growth & Income Fund                                              18.5%
Growth Fund                                                       18.5%
Aggressive Opportunities Fund                                       15%
International Fund                                                16.5%

              VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

The following information replaces the first sentence found under the section "Principal Investment Strategies" on page 37:

PRINCIPAL INVESTMENT STRATEGIES -- To invest, under normal circumstances, 100% in stock funds by investing in the following Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities, in the target percentages indicated:

Equity Income Fund                                                13%
Growth & Income Fund                                              18%
Growth Fund                                                       28%
Aggressive Opportunities Fund                                     20%
International Fund                                                21%

                       [End of Supplement to Prospectus]

                           (Vantagepoint Funds Logo)

                                                            SUPP-013-200601-322E